Property and Equipment, Net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 5,360	$ 0	$ 7,342	$ 0
Deposit	$ 360,000		$ 360,000		$ 0